S&P 500 INDEX FUND

Portfolio of Investments (Unaudited)

5/31/2021

Security Description	Shares	Value
Common Stock (99.60%)

Basic Materials (2.31%)
Air Products and Chemicals Inc	1,458	$436,904
Albemarle Corp	729	121,801
Celanese Corp	763	126,238
CF Industries Holdings Inc	1,457	77,469
Dow Inc	4,894	334,848
DuPont de Nemours Inc	3,491	295,304
Eastman Chemical Co	893	111,982
Ecolab Inc	1,622	348,860
FMC Corp	891	103,971
Freeport-McMoRan Inc	9,035	385,975
International Flavors & Fragrances Inc	1,613	228,514
International Paper Co	2,697	170,181
Linde PLC	3,428	1,030,457
LyondellBasell Industries NV	1,667	187,738
The Mosaic Co	2,068	74,738
Newmont Corp	5,247	385,550
Nucor Corp	2,085	213,796
PPG Industries Inc	1,558	280,004
The Sherwin-Williams Co	1,599	453,364
Total Basic Materials		5,367,694

Communications (16.13%)
Alphabet Inc - Class A*	1,963	4,626,497
Alphabet Inc - Class C*	1,869	4,507,206
Amazon.com Inc*,(a)	2,773	8,937,573
Arista Networks Inc*	366	124,213
AT&T Inc	46,543	1,369,760
Booking Holdings Inc*	261	616,365
CDW Corp	920	152,186
Charter Communications Inc*	953	661,887
Cisco Systems Inc	27,359	1,447,291
Comcast Corp	29,822	1,709,993
Corning Inc	4,990	217,714
Discovery Inc - Class A*,#	1,116	35,835
Discovery Inc - Class C*	1,878	56,434
DISH Network Corp*	1,784	77,640
eBay Inc	4,277	260,384
Etsy Inc*	797	131,290
Expedia Group Inc*	887	156,955
F5 Networks Inc*	424	78,622
Facebook Inc*,(a)	15,701	5,161,390
Fox Corp - Class A	2,335	87,212
Fox Corp - Class B	1,242	45,060
The Interpublic Group of Cos Inc	2,667	89,851
Juniper Networks Inc	2,302	60,612
Lumen Technologies Inc	6,449	89,254
Motorola Solutions Inc	1,134	232,822
Netflix Inc*	2,885	1,450,607
News Corp - Class A	2,672	72,117
News Corp - Class B	910	23,378
NortonLifeLock Inc	4,015	111,055
Omnicom Group Inc	1,397	114,889
T-Mobile US Inc*	3,810	538,925
Twitter Inc*	5,110	296,380
VeriSign Inc*	689	151,525
Verizon Communications Inc	26,856	1,517,095
ViacomCBS Inc	3,816	161,875
The Walt Disney Co*	11,660	2,083,059
Total Communications		37,454,951

Consumer, Cyclical (9.45%)
Advance Auto Parts Inc	476	90,311
Alaska Air Group Inc*	808	55,914
American Airlines Group Inc*	3,057	74,102
Aptiv PLC*	1,715	257,970
AutoZone Inc*	151	212,397
Best Buy Co Inc	1,549	180,056
BorgWarner Inc	1,412	72,421
Caesars Entertainment Inc*	945	101,540
CarMax Inc*	1,131	130,280
Carnival Corp*	5,174	152,943
Chipotle Mexican Grill Inc*	175	240,097
Copart Inc*	1,407	181,517
Costco Wholesale Corp	2,881	1,089,796
Cummins Inc	966	248,532
Darden Restaurants Inc	850	121,746
Delta Air Lines Inc*	4,086	194,820
Dollar General Corp	1,600	324,736
Dollar Tree Inc*	1,536	149,760

Domino's Pizza Inc	266	113,547
DR Horton Inc	2,165	206,303
Fastenal Co	3,749	198,847
Ford Motor Co*	25,804	374,932
The Gap Inc	1,450	48,503
General Motors Co*	8,316	493,222
Genuine Parts Co	999	130,989
Hanesbrands Inc	2,371	46,329
Hasbro Inc	832	79,847
Hilton Worldwide Holdings Inc*	1,779	222,855
The Home Depot Inc	6,892	2,197,928
L Brands Inc	1,525	106,552
Las Vegas Sands Corp*	2,145	123,874
Leggett & Platt Inc	1,017	55,966
Lennar Corp	1,796	177,822
Live Nation Entertainment Inc*	1,003	90,380
LKQ Corp*	1,848	94,174
Lowe's Cos Inc	4,710	917,649
Marriott International Inc*	1,737	249,398
McDonald's Corp	4,866	1,138,109
MGM Resorts International	2,752	117,978
Mohawk Industries Inc*	390	82,165
Newell Brands Inc	2,691	77,205
NIKE Inc	8,098	1,105,053
Norwegian Cruise Line Holdings Ltd*	1,599	51,008
NVR Inc*	23	112,406
O'Reilly Automotive Inc*	473	253,112
PACCAR Inc	2,262	207,109
Penn National Gaming Inc*	674	55,248
Pool Corp	269	117,432
PulteGroup Inc	1,717	99,225
PVH Corp*	464	53,276
Ralph Lauren Corp*	314	38,961
Ross Stores Inc	2,378	300,555
Royal Caribbean Cruises Ltd*	1,236	115,282
Southwest Airlines Co*	3,416	209,947
Starbucks Corp	7,666	873,004
Tapestry Inc*	1,811	81,296
Target Corp	3,238	734,767
Tesla Inc*	4,979	3,112,970
The TJX Cos Inc	7,918	534,782
Tractor Supply Co	760	138,092
Ulta Beauty Inc*	359	123,984
Under Armour Inc - Class A*	1,210	27,322
Under Armour Inc - Class C*	1,218	23,215
United Airlines Holdings Inc*	1,732	101,062
VF Corp	2,109	168,129
Walgreens Boots Alliance Inc	4,694	247,186
Walmart Inc	9,054	1,285,940
Whirlpool Corp	434	102,897
WW Grainger Inc	300	138,648
Wynn Resorts Ltd*	526	69,364
Yum! Brands Inc	1,990	238,740
Total Consumer, Cyclical		21,943,524

Consumer, Non-Cyclical (20.07%)
Abbott Laboratories	11,576	1,350,340
AbbVie Inc	11,531	1,305,309
ABIOMED Inc*	310	88,220
Alexion Pharmaceuticals Inc*	1,429	252,290
Align Technology Inc*	473	279,141
Altria Group Inc	12,272	604,028
AmerisourceBergen Corp	1,034	118,641
Amgen Inc	3,802	904,648
Anthem Inc	1,624	646,709
Archer-Daniels-Midland Co	3,634	241,770
Automatic Data Processing Inc	2,839	556,501
Avery Dennison Corp	567	125,041
Baxter International Inc	3,336	273,952
Becton Dickinson and Co	1,860	449,915
Biogen Inc*	1,005	268,817
Bio-Rad Laboratories Inc*	147	88,548
Boston Scientific Corp*	9,352	397,928
Bristol-Myers Squibb Co	14,591	958,921
Brown-Forman Corp	1,285	103,263
Campbell Soup Co	1,162	56,555
Cardinal Health Inc	1,916	107,430
Catalent Inc*	1,096	114,894
Centene Corp*	3,919	288,438
Charles River Laboratories International Inc*	322	108,833
Church & Dwight Co Inc	1,688	144,712
Cigna Corp	2,359	610,627
Cintas Corp	576	203,639
The Clorox Co	863	152,518
The Coca-Cola Co	25,261	1,396,681
Colgate-Palmolive Co	5,662	474,362
Conagra Brands Inc	2,987	113,805
Constellation Brands Inc	1,109	265,849

The Cooper Cos Inc	316	124,330
Corteva Inc	4,866	221,403
CVS Health Corp	8,549	738,976
Danaher Corp	4,072	1,043,002
DaVita Inc*	482	57,874
DENTSPLY SIRONA Inc	1,160	77,627
Dexcom Inc*	627	231,608
Edwards Lifesciences Corp*	4,070	390,313
Eli Lilly & Co	5,185	1,035,652
Equifax Inc	794	186,622
The Estee Lauder Cos Inc	1,489	456,408
FleetCor Technologies Inc*	571	156,705
Gartner Inc*	615	142,582
General Mills Inc	3,992	250,937
Gilead Sciences Inc	8,279	547,325
Global Payments Inc	1,976	382,771
HCA Healthcare Inc	1,723	370,083
Henry Schein Inc*	1,009	76,724
The Hershey Co	1,020	176,511
Hologic Inc*	1,678	105,815
Hormel Foods Corp	1,912	92,808
Humana Inc	864	378,173
IDEXX Laboratories Inc*	557	310,867
IHS Markit Ltd	2,507	264,012
Illumina Inc*	953	386,575
Incyte Corp*	1,229	102,966
Intuitive Surgical Inc*	758	638,372
IQVIA Holdings Inc*	1,146	275,223
The J M Smucker Co	745	99,301
Johnson & Johnson	16,971	2,872,342
Kellogg Co	1,661	108,779
Kimberly-Clark Corp	2,221	290,129
The Kraft Heinz Co	4,282	186,652
The Kroger Co	5,057	187,008
Laboratory Corp of America Holdings*	636	174,569
Lamb Weston Holdings Inc	955	78,778
MarketAxess Holdings Inc	260	121,300
McCormick & Co Inc	1,700	151,402
McKesson Corp	1,048	201,625
Medtronic PLC	8,791	1,112,853
Merck & Co Inc	16,336	1,239,739
Molson Coors Beverage Co*	1,200	69,984
Mondelez International Inc	9,432	599,215
Monster Beverage Corp*	2,413	227,474
Moody's Corp	1,054	353,459
Nielsen Holdings PLC	1,879	51,128
PayPal Holdings Inc*	7,426	1,930,909
PepsiCo Inc	9,026	1,335,306
PerkinElmer Inc	784	113,735
Perrigo Co PLC	677	31,237
Pfizer Inc	36,304	1,406,054
Philip Morris International Inc	10,171	980,790
The Procter & Gamble Co	16,195	2,183,896
Quanta Services Inc	1,004	95,731
Quest Diagnostics Inc	880	115,870
Regeneron Pharmaceuticals Inc*	698	350,696
ResMed Inc	946	194,734
Robert Half International Inc	808	71,742
Rollins Inc	693	23,624
S&P Global Inc	1,591	603,737
STERIS PLC	603	115,089
Stryker Corp	2,135	545,001
Sysco Corp	3,326	269,406
Teleflex Inc	318	127,896
Thermo Fisher Scientific Inc	2,555	1,199,573
Tyson Foods Inc	1,921	152,720
United Rentals Inc*	491	163,974
UnitedHealth Group Inc	6,197	2,552,668
Universal Health Services Inc	552	88,116
Verisk Analytics Inc	1,061	183,373
Vertex Pharmaceuticals Inc*	1,698	354,254
Viatris Inc	4,634	70,622
West Pharmaceutical Services Inc	509	176,883
Zimmer Biomet Holdings Inc	1,338	225,226
Zoetis Inc	3,064	541,348
Total Consumer, Non-Cyclical		46,604,536

Energy (2.79%)
APA Corp	2,792	58,074
Baker Hughes Co	3,384	82,570
Cabot Oil & Gas Corp	2,603	42,689
Chevron Corp	12,573	1,304,952
ConocoPhillips	8,708	485,384
Devon Energy Corp	2,767	73,492
Diamondback Energy Inc	1,031	82,552
Enphase Energy Inc*	825	118,016
EOG Resources Inc	3,810	306,095
Exxon Mobil Corp	27,616	1,611,946

Halliburton Co	6,038	135,553
Hess Corp	1,823	152,804
HollyFrontier Corp	508	16,495
Kinder Morgan Inc	12,716	233,211
Marathon Oil Corp	5,187	62,815
Marathon Petroleum Corp	4,249	262,588
NOV Inc*	2,536	40,880
Occidental Petroleum Corp	5,528	143,507
ONEOK Inc	2,916	153,790
Phillips 66	2,852	240,195
Pioneer Natural Resources Co	1,139	173,344
Schlumberger NV	9,092	284,852
Valero Energy Corp	2,663	214,105
The Williams Cos Inc	7,926	208,771
Total Energy		6,488,680

Financial (15.86%)
Aflac Inc	4,378	248,145
Alexandria Real Estate Equities Inc	700	124,782
The Allstate Corp	2,062	281,690
American Express Co	4,218	675,428
American International Group Inc	5,688	300,554
American Tower Corp	2,901	741,089
Ameriprise Financial Inc	770	200,077
Aon PLC	1,481	375,241
Arthur J Gallagher & Co	1,256	184,142
Assurant Inc	431	69,456
AvalonBay Communities Inc	903	186,867
Bank of America Corp	49,722	2,107,716
The Bank of New York Mellon Corp	5,491	285,971
Berkshire Hathaway Inc*,(a)	12,365	3,578,926
BlackRock Inc	908	796,352
Boston Properties Inc	925	108,743
Capital One Financial Corp	2,987	480,250
Cboe Global Markets Inc	706	78,578
CBRE Group Inc*	2,058	180,651
The Charles Schwab Corp	9,743	719,521
Chubb Ltd	2,920	496,371
Cincinnati Financial Corp	1,038	126,335
Citigroup Inc	13,598	1,070,299
Citizens Financial Group Inc	2,789	139,171
CME Group Inc	2,368	518,024
Comerica Inc	908	71,269
Crown Castle International Corp	2,860	541,970
Digital Realty Trust Inc	1,471	222,945
Discover Financial Services	2,023	237,217
Duke Realty Corp	2,510	116,615
Equinix Inc	581	428,034
Equity Residential	2,236	173,178
Essex Property Trust Inc	425	125,498
Everest Re Group Ltd	280	72,789
Extra Space Storage Inc	844	126,440
Federal Realty Investment Trust	449	51,339
Fifth Third Bancorp	4,882	205,727
First Republic Bank	1,159	221,879
Franklin Resources Inc	1,991	68,112
Globe Life Inc	628	66,204
The Goldman Sachs Group Inc	2,247	835,929
The Hartford Financial Services Group Inc	2,340	152,919
Healthpeak Properties Inc	3,020	100,808
Host Hotels & Resorts Inc*	4,539	77,935
Huntington Bancshares Inc	7,104	112,669
Intercontinental Exchange Inc	3,729	420,930
Invesco Ltd	2,486	70,926
Iron Mountain Inc	1,369	59,606
JPMorgan Chase & Co	19,909	3,269,854
KeyCorp	6,704	154,460
Kimco Realty Corp	2,994	63,802
Lincoln National Corp	1,186	82,771
Loews Corp	1,526	89,088
M&T Bank Corp	837	134,498
Marsh & McLennan Cos Inc	3,312	458,215
Mastercard Inc	5,660	2,040,883
MetLife Inc	4,996	326,539
Mid-America Apartment Communities Inc	747	120,043
Morgan Stanley	9,732	885,125
Nasdaq Inc	749	125,428
Northern Trust Corp	1,359	164,697
People's United Financial Inc	2,887	54,593
The PNC Financial Services Group Inc	2,767	538,680
Principal Financial Group Inc	1,776	116,133
The Progressive Corp	3,824	378,882
Prologis Inc	4,828	568,932
Prudential Financial Inc	2,571	275,020
Public Storage	993	280,503
Raymond James Financial Inc	849	112,569
Realty Income Corp	2,292	156,773
Regency Centers Corp	1,109	71,641

Regions Financial Corp	6,273	146,851
SBA Communications Corp	725	216,137
Simon Property Group Inc	2,175	279,466
State Street Corp	2,304	200,402
SVB Financial Group*	354	206,343
Synchrony Financial	3,546	168,116
T Rowe Price Group Inc	1,478	282,815
The Travelers Cos Inc	1,654	264,144
Truist Financial Corp	8,899	549,780
UDR Inc	2,033	96,832
Unum Group	1,473	45,619
US Bancorp	9,052	550,181
Ventas Inc	2,564	142,174
Visa Inc	10,992	2,498,482
Vornado Realty Trust	1,028	48,604
W R Berkley Corp	1,033	80,564
Wells Fargo & Co	25,690	1,200,237
Welltower Inc	2,792	208,758
The Western Union Co	2,800	68,516
Weyerhaeuser Co	4,832	183,423
Willis Towers Watson PLC	841	219,804
Zions Bancorp NA	1,054	61,006
Total Financial		36,822,700

Industrial (8.55%)
3M Co	3,736	758,557
A O Smith Corp	942	66,948
Agilent Technologies Inc	2,035	281,095
Allegion plc	601	84,428
Amcor PLC	10,244	120,879
AMETEK Inc	1,502	202,920
Amphenol Corp	3,940	265,004
Ball Corp	2,136	175,494
The Boeing Co*	3,466	856,171
Carrier Global Corp	5,321	244,394
Caterpillar Inc	3,525	849,807
CH Robinson Worldwide Inc	956	92,751
CSX Corp	4,995	500,099
Deere & Co	2,012	726,533
Dover Corp	941	141,621
Eaton Corp PLC	2,603	378,086
Emerson Electric Co	3,946	377,593
Expeditors International of Washington Inc	1,105	138,887
FedEx Corp	1,577	496,455
Fortive Corp	2,032	147,361
Fortune Brands Home & Security Inc	957	98,724
Garmin Ltd	806	114,645
Generac Holdings Inc*	285	93,685
General Dynamics Corp	1,518	288,283
General Electric Co	57,804	812,724
Honeywell International Inc	4,583	1,058,261
Howmet Aerospace Inc*	2,478	87,919
Huntington Ingalls Industries Inc	281	60,755
IDEX Corp	523	116,451
Illinois Tool Works Inc	1,881	435,941
Ingersoll Rand Inc*	1,505	74,708
Jacobs Engineering Group Inc	846	120,200
JB Hunt Transport Services Inc	586	100,522
Johnson Controls International plc	4,728	314,601
Kansas City Southern	611	181,882
Keysight Technologies Inc*	1,210	172,280
L3Harris Technologies Inc	1,372	299,178
Lockheed Martin Corp	1,624	620,693
Martin Marietta Materials Inc	406	147,642
Masco Corp	1,816	109,523
Mettler-Toledo International Inc*	153	199,045
Norfolk Southern Corp	1,658	465,732
Northrop Grumman Corp	1,023	374,285
Old Dominion Freight Line Inc	628	166,703
Otis Worldwide Corp	2,659	208,279
Packaging Corp of America	651	96,771
Parker-Hannifin Corp	848	261,311
Pentair PLC	1,156	79,729
Raytheon Technologies Corp	9,919	879,914
Republic Services Inc	1,448	158,093
Rockwell Automation Inc	758	199,900
Sealed Air Corp	1,091	62,034
Snap-on Inc	354	90,135
Stanley Black & Decker Inc	1,071	232,193
TE Connectivity Ltd	2,160	293,069
Teledyne Technologies Inc*	318	133,391
Textron Inc	1,625	111,264
Trane Technologies PLC	1,580	294,512
TransDigm Group Inc*	342	221,903
Trimble Inc*	1,634	127,109
Union Pacific Corp	4,338	974,879
United Parcel Service Inc	4,669	1,001,967
Vulcan Materials Co	865	158,572

Waste Management Inc	2,539	357,187
Waters Corp*	405	130,511
Westinghouse Air Brake Technologies Corp	1,272	105,271
Westrock Co	1,715	100,019
Xylem Inc	1,238	146,233
Total Industrial		19,843,711

Technology (21.90%)
Accenture PLC	4,075	1,149,802
Activision Blizzard Inc	5,047	490,821
Adobe Inc*	3,091	1,559,657
Advanced Micro Devices Inc*	7,666	613,893
Akamai Technologies Inc*	1,063	121,405
Analog Devices Inc	2,413	397,180
ANSYS Inc*	560	189,246
Apple Inc(a)	102,305	12,748,226
Applied Materials Inc	5,839	806,541
Autodesk Inc*	1,436	410,495
Broadcom Inc	2,625	1,239,866
Broadridge Financial Solutions Inc	788	125,670
Cadence Design Systems Inc*	1,821	231,249
Cerner Corp	2,002	156,657
Citrix Systems Inc	791	90,933
Cognizant Technology Solutions Corp	3,492	249,888
DXC Technology Co*	1,730	65,602
Electronic Arts Inc	1,894	270,709
Fidelity National Information Services Inc	4,091	609,477
Fiserv Inc*	3,670	422,784
Fortinet Inc*	880	192,315
Hewlett Packard Enterprise Co	8,406	134,160
HP Inc	9,070	265,116
Intel Corp	26,548	1,516,422
International Business Machines Corp	5,798	833,405
Intuit Inc	1,703	747,770
IPG Photonics Corp*	233	48,758
Jack Henry & Associates Inc	529	81,545
KLA Corp	986	312,454
Lam Research Corp	940	610,859
Leidos Holdings Inc	915	94,016
Maxim Integrated Products Inc	1,745	178,007
Microchip Technology Inc	1,643	257,869
Micron Technology Inc*	7,124	599,413
Microsoft Corp(a)	49,042	12,244,807
Monolithic Power Systems Inc	267	91,613
MSCI Inc	552	258,408
NetApp Inc	1,569	121,394
NVIDIA Corp	3,967	2,577,677
NXP Semiconductors NV	1,526	322,627
Oracle Corp	12,389	975,510
Paychex Inc	2,089	211,281
Paycom Software Inc*	337	111,075
PTC Inc*	681	91,349
Qorvo Inc*	744	135,944
QUALCOMM Inc	7,387	993,847
Roper Technologies Inc	684	307,807
salesforce.com Inc*	5,932	1,412,409
Seagate Technology Holdings PLC	1,368	130,986
ServiceNow Inc*	1,243	589,033
Skyworks Solutions Inc	1,059	180,030
Synopsys Inc*	996	253,323
Take-Two Interactive Software Inc*	778	144,366
Teradyne Inc	1,109	146,776
Texas Instruments Inc	5,889	1,117,850
Tyler Technologies Inc*	246	99,177
Western Digital Corp*	1,916	144,141
Xilinx Inc	1,657	210,439
Zebra Technologies Corp*	348	172,973
Total Technology		50,867,052

Utilities (2.54%)
The AES Corp	4,344	110,381
Alliant Energy Corp	1,758	100,470
Ameren Corp	1,682	141,624
American Electric Power Co Inc	3,242	278,812
American Water Works Co Inc	1,183	183,389
Atmos Energy Corp	820	81,319
CenterPoint Energy Inc	2,979	75,369
CMS Energy Corp	1,870	117,324
Consolidated Edison Inc	2,227	172,013
Dominion Energy Inc	5,328	405,674
DTE Energy Co	1,258	173,591
Duke Energy Corp	4,806	481,657
Edison International	2,433	135,932
Entergy Corp	1,304	137,259
Evergy Inc	1,567	97,138
Eversource Energy	2,274	184,626
Exelon Corp	6,435	290,347
FirstEnergy Corp	3,716	140,874

NextEra Energy Inc	12,574	920,668
NiSource Inc	2,050	52,275
NRG Energy Inc	1,663	53,465
Pinnacle West Capital Corp	806	68,171
PPL Corp	5,021	146,161
Public Service Enterprise Group Inc	3,303	205,182
Sempra Energy	1,939	262,715
The Southern Co	6,898	440,920
WEC Energy Group Inc	2,060	193,455
Xcel Energy Inc	3,432	243,260
Total Utilities		5,894,071

Total Common Stock (Cost $68,210,419)		231,286,919

Collateral Received for Securities on Loan (0.02%)
Mount Vernon Liquid Assets Portfolio (Cost $36,708)	36,708	36,708

Total Investments (Cost $68,247,127)(b) (99.62%)		$231,323,627
Other Net Assets (0.38%)		897,171
Net Assets (100.00%)		$232,220,798

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at May 31, 2021

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $68,249,028.

At May 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$164,664,688
Unrealized depreciation	(1,590,089)
Net unrealized appreciation	$163,074,599

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Futures contracts at May 31, 2021:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Gain
4 / JUN 2021 / Long / CME	$838,913	$840,480	$1,567